Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT [Abstract]
Schedule of maximum exposure to credit risk
The Company’s maximum exposure to credit risk is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
CREDIT RISK EXPOSURE
Cash and cash equivalents	185.5	200.8
Trade and other receivables	16.3	14.1
Total financial instrument exposure to credit risk	201.8	214.9

Schedule of aging of trade and other receivables
The aging of trade and other receivables is as follows:

						As at December 31
(in millions of U.S. dollars)	0-30 days	31-60 days	61-90 days	91-120 days	Over 120 days	2023 Total	2022 Total
AGING TRADE AND OTHER RECEIVABLES
Rainy River	4.0	—	—	—	—	4.0	8.0
New Afton	10.8	—	—	—	—	10.8	3.7
Cerro San Pedro	0.5	—	—	—	—	0.5	1.3
Corporate	1.0	—	—	—	—	1.0	1.1
Total trade and other receivables(1)	16.3	—	—	—	—	16.3	14.1
1.For the year ended December 31, 2023 total trade and other receivables includes expected credit losses of $0.4 million (2022 - $0.4 million).

Schedule of contractual maturities of debt commitments
The following table shows the contractual maturities of debt commitments. The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

					As at December 31
(in millions of U.S. dollars)	< 1 year	1-3 years	4-5 years	After 5 years	2023 Total	2022 Total
DEBT COMMITMENTS
Trade and other payables	182.0	—	—	—	182.0	128.7
Long-term debt	—	—	400.0	—	400.0	400.0
Interest payable on long-term debt	30.0	60.0	30.0	—	120.0	150.0
New Afton free cash flow interest obligation	42.7	146.3	313.0	157.0	659.0	598.6
Rainy River gold stream obligation	34.0	77.0	54.0	52.0	217.0	225.7
Total debt commitments	288.7	283.3	797.0	209.0	1,578.0	1,503.0

Schedule of currencies of financial instruments and other foreign currency denominated liabilities
The currencies of the Company’s financial instruments and other foreign currency denominated liabilities, based on notional amounts, were as follows:

As at December 31, 2023
(in millions of U.S. dollars)	CAD
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	15.5
Trade and other receivables	6.3
Investments	7.1
Income tax receivable (payable)	0.4
Deferred tax asset	4.9
Trade and other payables	(126.2)
Deferred tax liability	(74.8)
Reclamation and closure cost obligations	(123.4)
Share units	(9.9)
Total exposure to currency risk	(300.1)

As at December 31, 2022
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	33.9	—
Trade and other receivables	10.4	0.4
Investments	35.6	—
Income tax receivable	(0.4)	—
Trade and other payables	(128.6)	(1.3)
Deferred tax liability	(66.8)	—
Reclamation and closure cost obligations	(119.5)	—
Share units	(1.8)	—
Total exposure to currency risk	(237.2)	(0.9)

Schedule of changes in foreign exchange rates	A 10% strengthening (weakening) of the U.S. dollar against the following currencies would have increased (decreased) the Company’s net earnings from the financial instruments presented by the amounts shown below.

As at Year ended December 31
(in millions of U.S. dollars)	2023	2022
IMPACT OF 10% CHANGE IN FOREIGN EXCHANGE RATES
Canadian dollar	30.5	23.7

Schedule of change in commodity prices	A 10% change in commodity prices and fuel and electricity prices would impact the Company’s net loss as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
(in millions of U.S. dollars)	Net Loss	Net Loss
IMPACT OF 10% CHANGE IN COMMODITY PRICES
Gold price	62.0	48.6
Copper price	17.0	11.9
Fuel and electricity price	5.9	7.5